Document and Entity Information	Feb. 04, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Following the initial filing of the Current Report on Form 8-K, the Registrant discovered that the EDGAR filer inadvertently checked the wrong exhibit type tag in the submission (exhibit type 95, rather than exhibit type 99). This Amendment No. 1 to the Current Report on Form 8-K is being filed to include the correct exhibit type tag. No disclosure was changed as a result of this error .
Document Period End Date	Feb. 04, 2021
Entity Registrant Name	ENOVA INTERNATIONAL, INC.
Entity Central Index Key	0001529864
Entity Emerging Growth Company	false
Entity File Number	1-35503
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	45-3190813
Entity Address, Address Line One	175 West Jackson Boulevard
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60604
City Area Code	(312)
Local Phone Number	568-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00001 per share
Trading Symbol	ENVA
Security Exchange Name	NYSE